FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of finance income (cost) [Table Text Block]
	December 31	December 31
	2018	2017

Accretion on provision for reclamation and rehabilitation	$150	$86
Credit facility finance costs	-	629
Other financing costs	61	-
	$211	$715